Key management transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Key management
Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Salaries and benefits	$1,269	$1,565
Directors’ fees	366	379
Share-based payments	3,132	3,163